DISTRIBUTIONS TO STAPLED UNITHOLDERS	12 Months Ended
Dec. 31, 2023
DISTRIBUTIONS TO STAPLED UNITHOLDERS
DISTRIBUTIONS TO STAPLED UNITHOLDERS

12.	DISTRIBUTIONS TO STAPLED UNITHOLDERS
Total distributions declared to stapled unitholders in the year ended December 31, 2023 were $204.3 million (2022 — $202.3 million) or $3.21 per stapled unit (2022 — $3.11 per stapled unit).
Distributions payable at December 31, 2023 of $17.4 million ($0.2750 per stapled unit), representing the December 2023 monthly distribution, were paid on January 16, 2024. Distributions payable at December 31, 2022 of $17.0 million were paid on January 17, 2023 and represented the December 2022 monthly distribution.
Subsequent to December 31, 2023, the distributions declared in January 2024 in the amount of $17.4 million or $0.2750 per stapled unit were paid on February 15, 2024 and the distributions declared in February 2024 of $0.2750 per stapled unit will be paid on March 15, 2024.